STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Assumptions for Stock Options

The Company used the following assumptions for options and warrants issued or valued during the nine months ended September 30, 2013:

Risk-free interest rate	0.38% to 1.39%
Expected option life in years	3.0 to 5.0
Expected stock price volatility	45.99% to 93.39%
Expected dividend yield	None

For the Year Ended December 31,
	2012	2011	2010
Expected volatility	54.75% - 64.15%	69.2% - 112.58%	104.7% - 107.92%
Expected remaining term	3 - 4 years	3 - 5 years	2.5 - 5 years
Risk-free interest rate	0.39% - 0.87%	0.39% - 2.06%	0.89% - 2.95%
Expected dividend yield	None	None	None

Schedule Of Share Based Compensation Restricted Stock

		Restricted
	Options (1)	Stock (1)(2)(3)
Qualifying Event
Initial appointment as Chairman of the Board	$75,000	$75,000
Initial election or appointment of non-employee Director	$40,000	$40,000
Initial appointment as an Advisory Board member	$15,000	$10,000
Annual grant to Chairman of the Board	$40,000	$40,000
Annual grant to non-employee Director	$25,000	$25,000
Annual grant to Advisory Board Member	$10,000	$5,000
Initial appointment and annual grant of and to a non-employee director as Lead Director (4)
or Chairman of a member of the following: Audit Committee, Compensation Committee and
other committees at the discretion of the Compensation Committee	$15,000	$15,000
Initial appointment of an annual grant to a non-employee Director to the following:
Audit Committee, Compensation Committee and other committees at the discretion of the
Compensation Committee	$10,000	$10,000

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(1)	In the event that the Company does not have authorized capital, these persons will receive grants of cash settled SARs.
(2)	The Director or Director Advisor may elect options instead of restricted stock in order to defer income taxes.
(3)	The Director or Director Advisor may at their option receive restricted stock units in lieu of restricted stock.
(4)

The Board may, when the Chairman is an employee, appoint a Director to act as Lead Director who will have all of the authority customarily associated with such a position. Our Board has appointed a Lead Director.

Schedule of Warrants

	For the Years Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price

Outstanding at beginning of year	17,872,171	$0.46	19,179,489	$0.43	32,588,207	$0.51

Granted	-	$-	1,160,714	$0.70	773,099	$0.84

Exercised	(8,379,686)	$0.18	(1,868,632)	$0.27	(10,625,324)	$0.25

Forfeited	-	$0.40	-	$-	(2,594,121)	$0.60

Exchanged, net	-	$-	-	$-	2,063,000	$0.69

Expired	(3,428,000)	$0.75	(599,400)	$0.53	(3,025,372)	$1.19

Outstanding at end of year	6,064,485	$0.58	17,872,171	$0.46	19,179,489	$0.43

Exercisable at end of year	6,064,485	$0.58	17,872,171	$0.46	19,179,489	$0.43

Outstanding and exercisable
Weighted average remaining contractual term		1.54		1.16		1.70
Aggregate intrinsic value		$557,245		$2,089,266		$2,894,789

Summary of Outstanding Warrants

Warrants

Warrants issued for financing	5,753,056
Warrants issued for services	311,429
Outstanding at December 31, 2012	6,064,485

Employee Fixed Plan Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity

Employee Fixed Plan Options

	For the Years Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	8,408,320	$0.55	11,730,805	$0.58	11,468,735	$0.69

Granted	1,634,743	$0.47	513,891	$0.52	937,842	$0.67

Exercised	-	$-	(584,000)	$0.28	(675,772)	$0.27

Forfeited	(259,724)	$0.49	(25,000)	$0.47	-	$-

Expired	(45,000)	$1.43	(3,227,376)	$0.78	-	$-

Outstanding at end of year	9,738,339	$0.53	8,408,320	$0.55	11,730,805	$0.58

Exercisable at end of year	8,506,929	$0.54	7,919,429	$0.55	11,384,685	$0.57

Outstanding
Weighted average remaining contractual term		2.35		3.02		2.73
Aggregate intrinsic value		$29,188		$81,613		$383,371
Weighted average grant date fair value		$0.21		$0.25		$0.24

Exercisable
Weighted average remaining contractual term		1.90		2.93		2.69
Aggregate intrinsic value		$29,188		$81,613		$383,371

Employee Fixed Non-Plan Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity

Employee Fixed Non-Plan Options

	For the Years Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	46,156,890	$0.56	42,719,462	$0.50	33,115,414	$0.45

Granted	-	$-	10,000,000	$0.48	11,170,000	$0.79

Exercised	(1,542,675)	$0.19	(5,762,572)	$0.23	(1,363,932)	$0.30

Forfeited	(523,324)	$0.28	(750,000)	$0.82	(202,020)	$1.00

Expired	-	$-	(50,000)	$5.00	-	$-

Outstanding at end of year	44,090,891	$0.57	46,156,890	$0.56	42,719,462	$0.50

Exercisable at end of year	44,090,891	$0.57	41,956,894	$0.56	34,086,129	$0.48

Outstanding
Weighted average remaining contractual term		1.87		2.79		3.23
Aggregate intrinsic value		$386,353		$1,497,900		$3,122,540
Weighted average grant date fair value		N/A		$0.33		$0.30

Exercisable
Weighted average remaining contractual term		1.87		2.71		2.88
Aggregate intrinsic value		$386,353		$1,341,900		$3,115,873

Non-Employee Fixed Non-Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity

Non-Employee Fixed Non-Plan

	For the Years Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	1,435,714	$0.53	2,353,714	$0.33	3,803,714	$0.59

Granted	-	$-	700,000	$0.64	-	$-

Exercised	-	$-	(1,618,000)	$0.28	(193,548)	$1.00

Forfeited	-	$-	-	$-	(806,452)	$1.00

Expired	-	$-	-	$-	(450,000)	$1.04

Outstanding at end of year	1,435,714	$0.53	1,435,714	$0.53	2,353,714	$0.33

Exercisable at end of year	1,435,714	$0.53	1,185,714	$0.51	2,344,784	$0.33

Outstanding
Weighted average remaining contractual term		2.11		3.12		1.06
Aggregate intrinsic value		$-		$4,714		$357,743
Weighted average grant date fair value		N/A		$0.50		N/A

Exercisable
Weighted average remaining contractual term		2.11		2.92		1.06
Aggregate intrinsic value		$-		$4,714		$357,386